Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Capital Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Premier Institutional Liquid Reserves
Class Name	Capital Shares
Trading Symbol	WAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Premier Institutional Liquid Reserves for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Capital Shares[1]	$12	0.12%
[1],[2]
Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the seven-day current yield for Capital Shares of the Western Asset Premier Institutional Liquid Reserves was 3.68% and the seven-day effective yield was 3.74%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was positively impacted by adjustments made to the maturity profile during the period as U.S. Federal Reserve policy expectations shifted. The Fund’s holdings in floating rate securities also positively impacted performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 10,101,294
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$10,101,294
Total Number of Portfolio Holdings (reflects holdings of Liquid Reserves Portfolio)	68
Total Management Fee Paid	$0

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Liquid Reserves Portfolio.